Fair Value Measurements - Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transfers out of level 3	$ 0
Fair Value	1,005	$ 2,353
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 19	20
Auction rate securities | Weighted-average life | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (weighted average life)	14 years
Auction rate securities | Collateral value (as a % of fair value) | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (weighted average)	152.00%
Auction rate securities | Probability of waterfall event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Auction rate securities | Probability of permanent suspension of auction
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (weighted average)	5.00%
Auction rate securities | Probability of being called at par
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (weighted average)	25.00%
Auction rate securities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 19	19
Corporate notes/bonds | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 1